UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:_______
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Aurelius Capital Management, LP
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Address:       535 Madison Avenue
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               22ND Floor
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               New York, NY 10022
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Form 13F File Number: 28-12104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          William D. Corcoran, Jr.
               ---------------------------------------
Title:         Chief Financial Officer
               ---------------------------------------
Phone          (646) 445-6575
               ---------------------------------------

Signature, Place, and Date of Signing:

      /s/ William D. Corcoran Jr.            New York, New York        05/15/09
      ---------------------------         ------------------------     --------
            [Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:

List of Other Included Managers:                0
                                          -------------

Form 13F Information Table Entry Total:         4
                                          -------------

Form 13F Information Table Value Total:         11,462
                                          -------------
                                           (thousands)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                                                             FORM13F INFORMATION TABLE



       COLUMN 1           COLUMN 2        COLUMN3    COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7            COLUMN 8
                                                                                                                        VOTING
                                                                   SHRS OR PRN    SH/  PUT/   INVESTMENT OTHER        AUTHORITY
NAME OF ISSUER         TITLE OF CLASS      CUSIP     VALUE(x$1000) AMT            PRN  CALL   DISCRETION MANAGERS   SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
BB&T CORP              COM             054937107        5,076             300,000 SH   PUT    SOLE                    300,000
CALPINE CORP           COM NEW         131347304          701             102,892 SH          SOLE                    102,892
US BANCORP DEL         COM NEW         902973304        2,922             200,000 SH   PUT    SOLE                    200,000
YELLOW ROADWAY CORP    NOTE 5.000% 8/0 985577AA3        2,763           8,500,000 PRN         SOLE                  8,500,000

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